SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED PAYMENTS

NOTE 19 – SHARE-BASED PAYMENTS

The Company’s 2013 Stock Incentive Plan (the Plan) permits the grant of non-qualified stock options and shares to its employees and directors for up to 725,000 shares of common stock. The Plan replaced the 2006 Non-qualified Stock Option Plan (2006 Plan). Under the 2006 Plan there were 205,700 fully vested and exercisable options outstanding at December 31, 2015 and 2014. No new grants of options may be made under the 2006 Plan. The Company believes that stock-based awards better align the interests of its employees with those of its stockholders. Under the Company’s director compensation policy, directors may elect to receive all or a portion of their fees in cash, Company stock, or non-qualified stock options. During the year ended December 31, 2014 the Company recognized directors compensation expense of $37 and issued 2,568 shares of Company stock pursuant to certain directors’ elections under the Company’s director compensation policy. There were no directors’ elections for payment of director compensation in Company stock in the years ended December 31, 2015 and 2013.

Stock Option Awards: Options granted to directors and employees under the Plan vest depending on the passage of time or the achievement of performance targets, depending on the terms of the underlying grant.

The following tables summarize stock option activity for the years ended December 31, 2015 and 2014:

December 31, 2015	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at beginning of year	390,856	$13.55	8	$428
Granted	173,889	21.25	10	—
Exercised	—	—	—	—
Forfeited or expired	(2,750)	(14.25)	(10)	—

Outstanding at end of year	561,995	15.93	8	4,194

Fully vested and expected to vest	561,995	15.93	8	4,194

Exercisable at end of year	351,700	14.79	7	3,024

December 31, 2014	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at beginning of year	247,889	$13.29	7	$150
Granted	142,967	13.99	10	—
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—

Outstanding at end of year	390,856	13.55	8	428

Fully vested and expected to vest	390,856	13.55	8	428

Exercisable at end of year	231,606	13.94	7	225

The fair values of stock options granted during the years ended December 31, 2015, 2014 and 2013 were estimated to be $5.39 per share, $3.58 per share and $3.20 per share. The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected stock price volatility is based on the historical volatility of the SNL Bank Index. The expected term of options granted is based on the Simplified Method. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair values of options granted were determined using the following weighted-average assumptions as of grant dates.

	2015	2014	2013
Risk free rate	1.92%	1.84%	1.72%
Market value of stock on grant date	$21.25	$13.99	$13.00
Expected term (in years)	5.8	5.7	5.0
Expected volatility	21.49%	22.50%	23.93%
Dividend rate	—%	—%	—%

Compensation expense for stock options is recognized as the options vest. Total stock option compensation cost that has been charged against income was $397, $445, and $233 for 2015, 2014, and 2013. The total income tax benefit was $152, $170 and $89. At December 31, 2015 there was $886 of unrecognized compensation expense related to non-vested stock options granted under the Plan. Unrecognized compensation expense at December 31, 2015 will be recognized over a remaining weighted average period of 4 years.

Remaining options available to be granted under the Plan were 336,062 at December 31, 2015.

Restricted Stock Unit Plan:

The Company’s Restricted Stock Unit Plan (RSUP), which was terminated May 22, 2014, provided for the issuance of restricted stock units (“RSUs”) to certain directors and officers. Prior to termination, RSUs vested over a five-year period subject to completion of service; however, no shares vested in the first two years following the RSU issuance. To the extent vested, the RSUs became Class A voting common stock on the later of the fifth anniversary of the issuance date of the RSU or at separation of service. Compensation expense was recognized over the vesting period of the awards based on the estimated fair value of the RSUs at issuance dates.

Upon the 2014 termination of the RSUP, the vesting of 183,472 RSUs outstanding was accelerated and the issuance of Class A voting common stock was authorized to take place on the first business day following the first anniversary of the RSUP termination. In addition, the service period was shortened and the remaining unrecognized compensation was expensed in 2014.

The Company recognized stock based compensation expense attributable to the RSUP of $0, $1,524 and $303 for the years ended December 31, 2015, 2014 and 2013. The total income tax benefit was $0, $590 and $113. As of December 31, 2015, there was $0 unrecognized compensation cost related to non-vested shares granted under the RSUP.